Summary Of Operating Lease Right Of Use Assets And Lease Liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Right-of-use assets	₨ 121,302.5	$ 1,455.5	₨ 89,989.3
Lease liabilities	₨ 131,043.0	$ 1,572.4	₨ 97,658.9